Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Effective income tax rate reconciliation, Amount
Current tax at U.S. statutory rate			$ 543,623	$ 865,932
State taxes, net of federal benefit			132,023	211,707
Effect of prior year underaccrual				73,118
Change in Valuation Allowance	$ 357,750			241,613
Income tax provision	$ 185,056	$ 286,002	$ 675,646	$ 1,392,370
Effective income tax rate reconciliation, Percent
Current tax at U.S. statutory rate (as a percent)			21.00%	21.00%	35.00%
State taxes, net of federal benefit (as a percent)			5.10%	5.14%
Effect of prior year underaccrual (as a percent)				1.77%
Change in Valuation Allowance (as a percent)				5.86%
Total Income Tax Provision (as a percent)			26.10%	33.77%